Accumulated other comprehensive income (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financing operations		¥ (1,959,234)	¥ (1,783,697)	¥ (1,854,007)
Foreign exchange gain (loss), net		(22,664)	(33,601)	5,573
Other income (loss), net		(45,948)	(36,222)	(12,524)
Income before income taxes and equity in earnings of affiliated companies		(2,620,429)	(2,193,825)	(2,983,381)
Provision for income taxes		504,406	628,900	878,269
Equity in earnings of affiliated companies		(470,083)	(362,060)	(329,099)
Net income		(2,586,106)	(1,926,985)	(2,434,211)
Reclassification from AOCI, Current Period, Tax		7,229	18,020	6,514
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(22,221)	(26,482)	12,960
Foreign currency translation adjustments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (loss), net		(6,664)		28,052
Income before income taxes and equity in earnings of affiliated companies		(6,664)		28,052
Net income		(6,664)		28,052
Unrealized gains (losses) on securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financing operations		(4,567)	(24,553)	(779)
Foreign exchange gain (loss), net		(25,247)	(3,572)	(27,275)
Other income (loss), net		(1,993)	(31,685)	(6,185)
Income before income taxes and equity in earnings of affiliated companies		(31,807)	(59,810)	(34,239)
Provision for income taxes		9,729	23,275	9,832
Equity in earnings of affiliated companies		20	(320)	3,896
Net income		(22,058)	(36,855)	(20,511)
Recognized net actuarial loss | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	[1]	12,914	19,432	12,971
Amortization of prior service costs | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	[1]	(3,913)	(3,804)	(4,234)
Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		9,001	15,628	8,737
Reclassification from AOCI, Current Period, Tax		(2,500)	(5,255)	(3,318)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		¥ 6,501	¥ 10,373	¥ 5,419

[1]	These components are included in the computation of net periodic pension cost. See note 20 to the consolidated financial statements for additional information.